UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-3458

Waddell & Reed Advisors Fixed Income Funds, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Waddell & Reed Advisors Funds

Government Securities Fund

Limited-Term Bond Fund

      Semiannual Report
March 31, 2004

CONTENTS

3	President's Letter
5	Government Securities Fund
17	Limited-Term Bond Fund
29	Notes to Financial Statements
36	Independent Auditors' Report

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Fixed Income Funds, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by a current prospectus and current Fund performance information.

PRESIDENT'S LETTER OF WADDELL & REED ADVISORS
FIXED INCOME FUNDS, INC.

March 31, 2004

Dear Shareholder

The six-month period ended March 31, 2004 gave investors renewed optimism in the financial markets. After three down years, the stock markets rebounded nicely, ending 2003 with double-digit gains both here and abroad. Bond markets posted modest gains, which were positive as well.

Favorable conditions
A number of developments drove performance upward. Bush Administration policy initiatives caused the economy to improve sharply early in the third quarter of 2003. GDP rose more than eight percent from July to September. With the economy improving dramatically, corporate profits started to improve and stock prices followed profits.

As we began 2004, inflation remained well behaved and, while rising, is still quite low relative to long-term norms. Corporations tell us their businesses are strong. First quarter corporate profits will be up more than 20 percent from year-ago levels. The March new jobs report was well above consensus estimates. GDP for the first quarter has been reported at a 4.3 percent increase.

Looking ahead
We believe that there remain numerous benefits yet to play out for the economy from the action taken last year. The Federal Reserve appears determined to keep interest rates low. As much as $80 billion from tax rebates will go into consumer pockets in the first half of 2004. Finally, we believe that the dollar decline will shortly start to have a positive impact on export growth.

Further, we feel that there are some new developments that will likely help the economy. I believe we will see some improvement in capital spending because accelerated depreciation schedules, part of the stimulus package, expire at year-end. Also, business has been satisfying greater than expected consumer demand by drawing down inventories. Replenishing these have now become necessary, further boosting industrial production as this occurs.

Of course there are always some wild cards that come into play when looking forward. If inflation begins to rear its ugly head in the form of meaningful acceleration in wages and salaries there is a risk that the Fed will have to back off of its current easy stance on interest rates. As of now, there are no signs of this occurring.

The outcome of the presidential election will be important. Should President Bush not be reelected, there would be concern over his tax initiatives being reversed. Lower withholding rates, the elimination of estate taxes and the reduction in capital gains and dividend income tax rates have all had a very positive impact on the economy.

Finally, until recently, China has been thought of as the icing on the world economic growth reacceleration cake. Some now argue that China is the cake. Important incremental demand is coming from China. China may be overheating and a slowdown is possible. World growth expectations might then get modified.

Caveats aside, it looks as if the first half of the 2004 economy will be quite strong. The second half of the year should also be solid in our opinion. Of course, none of this is a sure thing. Whichever way the financial markets turn, we firmly believe that the best way to achieve your long-term financial goals is to develop and maintain a personal financial plan. It's also important to keep in mind that while markets change, the basic principles of investing do not. Diversifying your portfolio, maintaining a long-term perspective and periodically reviewing your asset allocation can help you manage market fluctuations and more effectively work toward your goals.

Questions and comments
In the following pages of this report, you will find the portfolio holdings and financial highlights for your Fund. If you have any questions or comments regarding this semiannual report or your investment in Waddell & Reed Advisors Funds, please contact your financial advisor or call us at 1.888.WADDELL. You can visit us online at www.waddell.com for the most current performance information.

Thank you for your continuing confidence in the Waddell & Reed Advisors Funds.

Respectfully,

Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the Fund and are current only through the end of the period of the report as stated on the cover. The President's views are subject to change at any time based on market and other conditions and no forecasts can be guaranteed.

SHAREHOLDER SUMMARY OF GOVERNMENT SECURITIES FUND

Portfolio Highlights

On March 31, 2004, Waddell & Reed Advisors Government Securities Fund had net assets totaling $288,805,394 invested in a diversified portfolio:

As a shareholder of Waddell & Reed Advisors Government Securities Fund, for every $100 you had invested on March 31, 2004, your Fund owned:
Mortgage-Backed Obligations	$78.43
Agency Obligations	$9.97
Treasury Obligations	$9.05
Cash and Cash Equivalents	$2.55

THE INVESTMENTS OF GOVERNMENT SECURITIES FUND

March 31, 2004

US GOVERNMENT AND AGENCY OBLIGATIONS	Principal Amount in Thousands	Value

Agency Obligations - 9.97%
Federal Home Loan Mortgage Corporation:
3.25%, 2-25-08	$6,000	$6,031,620
4.125%, 2-24-11	1,400	1,403,587
Rowan Companies, Inc.,
2.8%, 10-20-13	2,857	2,787,884
Tennessee Valley Authority:
4.875%, 12-15-16	9,000	9,781,047
5.88%, 4-1-36	7,750	8,783,439

Total Agency Obligations		$28,787,577

Mortgage-Backed Obligations - 78.43%
Federal Agricultural Mortgage Corporation, Guaranteed Agricultural Mortgage-Backed Securities,
7.066%, 1-25-12	3,639	3,638,538
Federal Home Loan Mortgage Corporation, Agency REMIC/CMO:
5.5%, 3-15-14	4,280	4,489,407
4.0%, 5-15-16	7,166	7,345,800
4.0%, 10-15-16	6,689	6,847,838
5.0%, 5-15-23	8,000	8,077,878
6.0% 3-15-29	1,735	1,804,094
7.5%, 9-15-29	4,200	4,601,948
4.0%, 2-15-30	3,000	3,043,783
6.5%, 6-15-30	1,227	1,245,333
4.25%, 3-15-31	4,566	4,621,431
Federal Home Loan Mortgage Corporation, Fixed Rate Participation Certificates:
7.5%, 9-1-07	12	13,023
5.5%, 3-1-18	6,450	6,726,220
8.0%, 2-1-23	180	197,403
6.5%, 11-1-24	272	287,439
7.0%, 12-1-25	780	829,920
6.0%, 11-1-28	3,921	4,081,146
7.0%, 5-1-31	110	116,910
6.5%, 11-1-31	2,305	2,421,860
6.0%, 2-1-32	1,208	1,255,630
6.5%, 6-1-32	989	1,039,120
5.5%, 3-1-33	11,864	12,167,596
Federal Home Loan Mortgage Corporation, Non-Agency REMIC/CMO,
5.0%, 4-15-18	3,950	4,007,895
Federal National Mortgage Association, Agency REMIC/CMO:
5.0%, 3-25-18	7,000	7,166,118
5.0%, 6-25-18	6,000	6,134,548
5.5%, 2-25-32	4,500	4,661,854
4.0%, 11-25-32	3,769	3,800,504
4.0%, 2-25-33	2,300	2,359,223
4.0%, 3-25-33	6,088	6,156,277
3.5%, 8-25-33	8,654	8,638,154
Federal National Mortgage Association, Fixed Rate Pass-Through Certificates:
7.135%, 6-1-07	5,285	5,894,313
7.15%, 6-1-07	2,145	2,392,582
6.09%, 4-1-09	3,771	4,193,810
6.147%, 4-1-09	2,874	3,203,780
5.5%, 1-1-17	2,015	2,101,501
6.0%, 1-1-17	1,477	1,556,925
5.5%, 7-1-17	1,170	1,220,360
5.5%, 12-1-17	3,577	3,730,376
5.0%, 3-1-18	11,202	11,525,246
5.5%, 9-1-23	3,340	3,451,909
7.0%, 12-1-23	825	880,138
5.0%, 4-1-24	4,500	4,568,895
7.42%, 10-1-25	5,696	6,735,381
Federal National Mortgage Association, Non-Agency REMIC/CMO:
5.0%, 5-25-18	10,000	10,157,311
5.0%, 3-25-33	4,000	4,138,389
Government National Mortgage Association, Agency REMIC/CMO,
5.0%, 1-20-32	4,936	5,027,089
Government National Mortgage Association, Fixed Rate Pass-Through Certificates:
7.0%, 7-15-23	482	517,219
7.0%, 8-20-27	110	117,580
6.5%, 7-15-28	1,158	1,224,237
9.75%, 11-15-28	2,816	3,100,269
6.5%, 5-15-29	880	929,765
7.75%, 10-15-31	1,895	2,053,623
Guaranteed Development Company Participation Certificates, Series 1995-20 F, Guaranteed by the United States Small Business Administration (an Independent Agency of the United States),
6.8%, 6-1-15	1,952	2,127,708
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust:
2000-2 Class 1-D,
7.5%, 9-15-26	1,336	1,364,336
2001-1 Class 2-E,
7.0%, 1-15-28	4,500	4,693,441
2001-3 Class G,
6.5%, 4-15-27	2,500	2,670,334
2002-1 Class 2-G,
6.5%, 10-15-25	3,500	3,743,330
2002-3 Class G,
6.0%, 2-15-30	4,000	4,313,178
2003-1 Class D,
5.75%, 12-15-25	4,000	4,221,862
2003-1 Class E,
5.75%, 4-15-27	4,000	4,283,593
2003-2 Class D,
5.0%, 11-15-23	750	784,308
2003-2 Class E,
5.0%, 12-15-25	1,750	1,811,852

Total Mortgage-Backed Obligations		$226,511,530

Treasury Obligations - 9.05%
United States Treasury Bonds:
4.75%, 11-15-08	10,500	11,451,972
8.875%, 8-15-17	5,000	7,326,560
6.125%, 11-15-27	6,250	7,373,537

Total Treasury Obligations		26,152,069

TOTAL US GOVERNMENT AND AGENCY OBLIGATIONS - 97.45%		$281,451,176

(Cost: $272,309,690)

TOTAL SHORT-TERM SECURITIES - 2.44%		$7,049,000

(Cost: $7,049,000)

TOTAL INVESTMENT SECURITIES - 99.89%		$288,500,176

(Cost: $279,358,690)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.11%		305,218

NET ASSETS - 100.00%		$288,805,394

Notes to Schedule of Investments

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

GOVERNMENT SECURITIES FUND
March 31, 2004
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost-$279,359) (Notes 1 and 3)	$288,500
Cash	52
Receivables:
Interest	1,878
Fund shares sold	205
Prepaid and other assets	50

Total assets	290,685

LIABILITIES
Payable to Fund shareholders	1,625
Dividends payable	86
Accrued shareholder servicing (Note 2)	78
Accrued service fee (Note 2)	56
Accrued accounting and administrative services fees (Note 2)	8
Accrued management fee (Note 2)	4
Accrued distribution fee (Note 2)	2
Other	21

Total liabilities	1,880

Total net assets	$288,805

NET ASSETS
$0.01 par value capital stock:
Capital stock	$505
Additional paid-in capital	277,752
Accumulated undistributed income:
Accumulated undistributed net realized gain on investment transactions	1,407
Net unrealized appreciation in value of investments	9,141

Net assets applicable to outstanding units of capital	$288,805

Net asset value per share (net assets divided by shares outstanding):
Class A	$5.72
Class B	$5.72
Class C	$5.72
Class Y	$5.72
Capital shares outstanding:
Class A	43,219
Class B	3,990
Class C	2,604
Class Y	689
Capital shares authorized	1,500,000

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

GOVERNMENT SECURITIES FUND
For the Six Months Ended March 31, 2004
(In Thousands)

INVESTMENT INCOME
Interest and amortization (Note 1B):	$7,865

Expenses (Note 2):
Investment management fee	785
Shareholder servicing:
Class A	423
Class B	58
Class C	33
Class Y	3
Service fee:
Class A	319
Class B	32
Class C	21
Distribution fee:
Class A	9
Class B	94
Class C	62
Accounting and administrative services fees	50
Custodian fees	11
Audit fees	9
Legal fees	6
Other	178

Total expenses	2,093

Net investment income	5,772

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	1,717
Unrealized depreciation in value of investments	(1,106)

Net gain on investments	611

Net increase in net assets resulting from operations	$6,383

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

GOVERNMENT SECURITIES FUND
(In Thousands)

	For the six months ended 3-31-04	For the fiscal year ended 9-30-03

DECREASE IN NET ASSETS
Operations:
Net investment income	$5,772	$14,889
Realized net gain on investments	1,717	2,865
Unrealized depreciation	(1,106)	(8,667)

Net increase in net assets resulting from operations	6,383	9,087

Distributions to shareholders from (Note 1D):(1)
Net investment income:
Class A	(5,086)	(12,955)
Class B	(358)	(940)
Class C	(244)	(706)
Class Y	(84)	(288)
Realized gains on investment transactions:
Class A	(965)	-
Class B	(91)	-
Class C	(60)	-
Class Y	(14)	-

	(6,902)	(14,889)

Capital share transactions (Note 5)	(58,920)	(5,155)

Total decrease	(59,439)	(10,957)
NET ASSETS
Beginning of period	348,244	359,201

End of period	$288,805	$348,244

Undistributed net investment income	$-	$-

(1)See "Financial Highlights" on pages 13 - 16.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

GOVERNMENT SECURITIES FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,			For the fiscal period ended		For the fiscal year ended March 31,
	3-31-04		2003	2002	2001	9-30-00		2000	1999

Net asset value, beginning of period	$5.72		$5.80	$5.63	$5.27	$5.22		$5.43	$5.46

Income (loss) from investment operations:
Net investment income	0.11		0.22	0.25	0.29	0.15		0.31	0.32
Net realized and unrealized gain (loss) on investments	0.02		(0.08)	0.17	0.36	0.05		(0.21)	(0.03)

Total from investment operations	0.13		0.14	0.42	0.65	0.20		0.10	0.29

Less distributions from:
Net investment income	(0.11)		(0.22)	(0.25)	(0.29)	(0.15)		(0.31)	(0.32)
Capital gains	(0.02)		(0.00)	(0.00)	(0.00)	(0.00)		(0.00)	(0.00)

Total distributions	(0.13)		(0.22)	(0.25)	(0.29)	(0.15)		(0.31)	(0.32)

Net asset value, end of period	$5.72		$5.72	$5.80	$5.63	$5.27		$5.22	$5.43

Total return(1)	1.91%		2.40%	7.72%	12.68%	3.97%		1.82%	5.44%
Net assets, end of period (in millions)	$247		$297	$303	$168	$114		$117	$134
Ratio of expenses to average net assets	1.22	%(2)	1.05%	1.04%	1.11%	1.12	%(2)	1.12%	0.96%
Ratio of net investment income to average net assets	3.79	%(2)	3.76%	4.40%	5.32%	5.85	%(2)	5.77%	5.82%
Portfolio turnover rate	9%		93%	27%	32%	16%		27%	37%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

GOVERNMENT SECURITIES FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,			For the fiscal period ended		For the period from 10-4-1999(1) through
	3-31-04		2003	2002	2001	9-30-00		3-31-00

Net asset value, beginning of period	$5.72		$5.80	$5.63	$5.27	$5.22		$5.25

Income (loss) from investment operations:
Net investment income	0.08		0.17	0.20	0.24	0.13		0.13
Net realized and unrealized gain (loss) on investments	0.02		(0.08)	0.17	0.36	0.05		(0.03)

Total from investment operations	0.10		0.09	0.37	0.60	0.18		0.10

Less distributions from:
Net investment income	(0.08)		(0.17)	(0.20)	(0.24)	(0.13)		(0.13)
Capital gains	(0.02)		(0.00)	(0.00)	(0.00)	(0.00)		(0.00)

Total distributions	(0.10)		(0.17)	(0.20)	(0.24)	(0.13)		(0.13)

Net asset value, end of period	$5.72		$5.72	$5.80	$5.63	$5.27		$5.22

Total return	1.43%		1.53%	6.79%	11.70%	3.56%		1.88%
Net assets, end of period (in millions)	$23		$28	$27	$9	$2		$1
Ratio of expenses to average net assets	2.16	%(2)	1.90%	1.90%	1.98%	1.92	%(2)	1.85	%(2)
Ratio of net investment income to average net assets	2.85	%(2)	2.91%	3.51%	4.33%	5.04	%(2)	5.19	%(2)
Portfolio turnover rate	9%		93%	27%	32%	16%		27	%(2)

(1)Commencement of operations of the class.
(2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

GOVERNMENT SECURITIES FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,			For the fiscal period ended		For the period from 10-8-1999(1) through
	3-31-04		2003	2002	2001	9-30-00		3-31-00

Net asset value, beginning of period	$5.72		$5.80	$5.63	$5.27	$5.22		$5.23

Income (loss) from investment operations:
Net investment income	0.08		0.17	0.20	0.25	0.13		0.12
Net realized and unrealized gain (loss) on investments	0.02		(0.08)	0.17	0.36	0.05		(0.01)

Total from investment operations	0.10		0.09	0.37	0.61	0.18		0.11

Less distributions from:
Net investment income	(0.08)		(0.17)	(0.20)	(0.25)	(0.13)		(0.12)
Capital gains	(0.02)		(0.00)	(0.00)	(0.00)	(0.00)		(0.00)

Total distributions	(0.10)		(0.17)	(0.20)	(0.25)	(0.13)		(0.12)

Net asset value, end of period	$5.72		$5.72	$5.80	$5.63	$5.27		$5.22

Total return	1.48%		1.58%	6.86%	11.79%	3.48%		2.08%
Net assets, end of period (000 omitted)	$14,892	$19,328		$21,505	$6,273	$714		$269
Ratio of expenses to average net assets	2.06	%(2)	1.85%	1.85%	1.85%	2.06	%(2)	2.07	%(2)
Ratio of net investment income to average net assets	2.95	%(2)	2.96%	3.58%	4.47%	4.90	%(2)	4.98	%(2)
Portfolio turnover rate	9%		93%	27%	32%	16%		27	%(2)

(1)Commencement of operations of the class.
(2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

GOVERNMENT SECURITIES FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,			For the fiscal period ended		For the fiscal year ended March 31,
	3-31-04		2003	2002	2001	9-30-00		2000	1999

Net asset value, beginning of period	$5.72		$5.80	$5.63	$5.27	$5.22		$5.43	$5.46

Income (loss) from investment operations:
Net investment income	0.12		0.23	0.26	0.31	0.16		0.33	0.33
Net realized and unrealized gain (loss) on investments	0.02		(0.08)	0.17	0.36	0.05		(0.21)	(0.03)

Total from investment operations	0.14		0.15	0.43	0.67	0.21		0.12	0.30

Less distributions from:
Net investment income	(0.12)		(0.23)	(0.26)	(0.31)	(0.16)		(0.33)	(0.33)
Capital gains	(0.02)		(0.00)	(0.00)	(0.00)	(0.00)		(0.00)	(0.00)

Total distributions	(0.14)		(0.23)	(0.26)	(0.31)	(0.16)		(0.33)	(0.33)

Net asset value, end of period	$5.72		$5.72	$5.80	$5.63	$5.27		$5.22	$5.43

Total return	2.14%		2.72%	8.03%	13.04%	4.16%		2.20%	5.71%
Net assets, end of period (in millions)	$4		$4	$8	$3	$3		$2	$2
Ratio of expenses to average net assets	0.76	%(1)	0.73%	0.74%	0.79%	0.77	%(1)	0.75%	0.68%
Ratio of net investment income to average net assets	4.25	%(1)	4.07%	4.69%	5.64%	6.20	%(1)	6.15%	6.10%
Portfolio turnover rate	9%		93%	27%	32%	16%		27%	37%

(1)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF LIMITED-TERM BOND FUND

Portfolio Highlights

On March 31, 2004, Waddell & Reed Advisors Limited-Term Bond Fund had net assets totaling $133,861,908 invested in a diversified portfolio of:

93.41%	Bonds
6.59%	Cash and Cash Equivalents

As a shareholder of Waddell & Reed Advisors Limited-Term Bond Fund, for every $100 you had invested on March 31, 2004, your Fund owned:
Corporate Debt Securities	$59.28
Agency Obligations	$22.22
Treasury Obligations	$11.91
Cash and Cash Equivalents	$6.59

THE INVESTMENTS OF LIMITED-TERM BOND FUND

March 31, 2004

CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Aircraft - 2.52%
Raytheon Company,
6.75%, 8-15-07	$3,000	$3,372,678

Banks - 0.64%
First Union Corporation,
6.875%, 9-15-05	800	862,149

Broadcasting - 2.42%
Grupo Televisa, S.A.,
8.625%, 8-8-05	2,000	2,175,000
Viacom Inc.,
7.75%, 6-1-05	1,000	1,069,251

		3,244,251

Business Equipment and Services - 2.13%
USA Waste Services, Inc.,
7.125%, 10-1-07	2,500	2,846,107

Capital Equipment and Services - 3.18%
John Deere Capital Corporation:
5.125%, 10-19-06	1,000	1,072,276
4.5%, 8-22-07	3,000	3,181,935

		4,254,211

Finance Companies - 1.98%
General Motors Acceptance Corporation,
6.625%, 10-15-05	2,500	2,652,715

Food and Related - 5.95%
Cadbury Schweppes US Finance LLC,
3.875%, 10-1-08 (A)	1,000	1,018,365
ConAgra, Inc.,
7.4%, 9-15-04	3,200	3,278,467
Kellogg Company,
4.875%, 10-15-05	3,500	3,667,961
		7,964,793

Forest and Paper Products - 2.72%
Weyerhaeuser Company,
5.5%, 3-15-05	3,510	3,640,849

Insurance - Life - 1.16%
Lincoln National Corporation,
7.25%, 5-15-05	1,450	1,545,137

Insurance - Property and Casualty - 0.74%
American General Finance Corporation,
7.25%, 5-15-05	930	990,479

Leisure Time Industry - 2.23%
Walt Disney Company (The),
7.3%, 2-8-05	2,850	2,984,965

Multiple Industry - 9.38%
Alabama Power Company,
7.125%, 8-15-04	415	423,771
Ford Motor Credit Company,
6.7%, 7-16-04	400	405,814
General Electric Capital Corporation,
2.85%, 1-30-06	3,000	3,054,972
Honeywell International Inc.,
6.875%, 10-3-05	700	753,294
Household Finance Corporation,
6.5%, 1-24-06	3,000	3,243,441
Kansas City Power & Light Company,
7.125%, 12-15-05	940	1,019,199
National Rural Utilities Cooperative Finance Corporation:
5.25%, 7-15-04	500	505,609
6.125%, 5-15-05	3,000	3,152,709

		12,558,809

Petroleum - International - 4.01%
Anadarko Petroleum Corporation,
5.375%, 3-1-07	3,000	3,239,643
Petroleos Mexicanos,
8.375%, 3-30-05	2,000	2,131,000

		5,370,643

Railroad - 4.46%
CSX Corporation,
6.25%, 10-15-08	2,552	2,851,403
Union Pacific Corporation:
7.6%, 5-1-05	2,925	3,111,159

		5,962,562

Retail - Food Stores - 0.87%
Safeway Inc.,
7.25%, 9-15-04	1,138	1,165,933

Security and Commodity Brokers - 1.88%
CIT Group, Inc. (The),
5.625%, 5-17-04	2,500	2,513,300

Utilities - Electric - 9.14%
Dominion Resources, Inc.,
7.625%, 7-15-05	3,148	3,377,769
FPL Group Capital Inc:
6.875%, 6-1-04	500	504,188
7.625%, 9-15-06	1,400	1,576,585
PacifiCorp,
6.75%, 4-1-05	2,985	3,128,847
Wisconsin Energy Corporation,
5.875%, 4-1-06	3,406	3,653,095

		12,240,484

Utilities - Telephone - 3.87%
Compania de Telecomunicaciones de Chile S.A.,
7.625%, 7-15-06	1,500	1,646,702
GTE Corporation,
6.36%, 4-15-06	3,264	3,531,139

		5,177,841

TOTAL CORPORATE DEBT SECURITIES - 59.28%		$79,347,906

(Cost: $78,044,031)

US GOVERNMENT AND AGENCY OBLIGATIONS

Agency Obligations - 0.30%
Federal Home Loan Mortgage Corporation,
6.95%, 4-1-04	400	400,000

Mortgage-Backed Obligations - 21.92%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
3.5%, 12-15-16	2,350	2,352,101
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.5%, 5-1-07	849	872,713
4.5%, 4-1-18	2,617	2,653,814
4.5%, 5-1-10	2,573	2,638,609
4.0%, 10-1-10	2,916	2,966,289
5.5%, 2-1-16	144	149,822
6.0%, 4-1-17	111	116,513
5.0%, 9-1-17	280	288,351
4.5%, 1-1-18	2,583	2,619,827
5.0%, 1-1-18	482	496,637
4.5%, 2-1-18	2,662	2,699,933
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.0%, 6-1-16	50	52,512
5.5%, 1-1-17	222	231,898
5.5%, 2-1-17	169	176,712
5.5%, 2-1-17	74	77,188
5.5%, 2-1-17	40	42,029
6.0%, 5-1-17	52	54,288
5.0%, 12-1-17	411	423,095
5.5%, 1-1-18	1,934	2,016,966
5.0%, 3-1-18	2,634	2,710,939
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 10-15-17	162	170,079
5.0%, 12-15-17	587	607,763
4.0%, 9-15-18	2,900	2,890,619
3.75%, 1-20-34	1,993	2,038,836

		29,347,533

Treasury Obligations - 11.91%
United States Treasury Bond,
4.75%, 11-15-08	3,000	3,271,992
United States Treasury Notes:
3.5%, 11-15-06	3,000	3,126,915
3.0%, 11-15-07	3,000	3,079,569
5.0%, 8-15-11	3,000	3,305,742
4.375%, 8-15-12	3,000	3,161,952

		15,946,170

TOTAL US GOVERNMENT AND AGENCY OBLIGATIONS - 34.13%		$45,693,703

(Cost: $45,103,109)

TOTAL SHORT-TERM SECURITIES - 5.51%		$7,370,660

(Cost: $7,370,660)

TOTAL INVESTMENT SECURITIES - 98.92%		$132,412,269

(Cost: $130,517,800)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.08%		1,449,639

NET ASSETS - 100.00%		$133,861,908

Notes to Schedule of Investments

(A)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2004, the total value of this security amounted to 0.76% of net assets.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

LIMITED-TERM BOND FUND
March 31, 2004
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost-$130,518) (Notes 1 and 3)	$132,412
Cash	1
Receivables:
Interest	1,588
Fund shares sold	486
Prepaid and other assets	29

Total assets	134,516

LIABILITIES
Payable to Fund shareholders	564
Accrued shareholder servicing (Note 2)	38
Accrued service fee (Note 2)	22
Dividends payable	21
Accrued accounting and administrative services fees (Note 2)	5
Accrued management fee (Note 2)	2
Accrued distribution fee (Note 2)	1
Other	1

Total liabilities	654

Total net assets	$133,862

NET ASSETS
$0.01 par value capital stock:
Capital stock	$130
Additional paid-in capital	131,810
Accumulated undistributed income:
Accumulated undistributed net realized gain on investment transactions	28
Net unrealized appreciation in value of investments	1,894

Net assets applicable to outstanding units of capital	$133,862

Net asset value per share (net assets divided by shares outstanding):
Class A	$10.27
Class B	$10.27
Class C	$10.27
Class Y	$10.27
Capital shares outstanding:
Class A	10,278
Class B	862
Class C	678
Class Y	1,214
Capital shares authorized	1,500,000

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

LIMITED-TERM BOND FUND
For the Six Months Ended March 31, 2004
(In Thousands)

INVESTMENT INCOME
Interest and amortization (Note 1B):	$2,259

Expenses (Note 2):
Investment management fee	353
Shareholder servicing:
Class A	197
Class B	26
Class C	16
Class Y	9
Service fee:
Class A	136
Class B	13
Class C	9
Distribution fee:
Class A	4
Class B	37
Class C	27
Accounting and administrative services fees	33
Audit fees	8
Custodian fees	5
Legal fees	2
Other	68

Total expenses	943

Net investment income	1,316

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	126
Unrealized appreciation in value of investments	432

Net gain on investments	558

Net increase in net assets resulting from operations	$1,874

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

LIMITED-TERM BOND FUND
(In Thousands)

	For the six months ended 3-31-04	For the fiscal year ended 9-30-03

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,316	$1,553
Realized net gain (loss) on investments	126	(42)
Unrealized appreciation	432	1,416

Net increase in net assets resulting from operations	1,874	2,927

Distributions to shareholders from (Note 1D):(1)
Net investment income:
Class A	(1,083)	(1,260)
Class B	(50)	(55)
Class C	(41)	(36)
Class Y	(142)	(202)
Realized gains on investment transactions:
Class A	(44)	-
Class B	(4)	-
Class C	(3)	-
Class Y	(4)	-

	(1,371)	(1,553)

Capital share transactions (Note 5)	(7,338)	128,201

Total increase (decrease)	(6,835)	129,575
NET ASSETS
Beginning of period	140,697	11,122

End of period	$133,862	$140,697

Undistributed net investment income	$-	$-

(1)See "Financial Highlights" on pages 25- 28.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

LIMITED-TERM BOND FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 3-31-04		For the fiscal year ended 9-30-03	For the period from 9-3-02(1) to 9-30-02

Net asset value, beginning of period	$10.23		$10.05	$10.00

Income from investment operations:
Net investment income	0.10		0.19	0.01
Net realized and unrealized gain on investments	0.04		0.18	0.05

Total from investment operations	0.14		0.37	0.06

Less distributions from:
Net investment income	(0.10)		(0.19)	(0.01)
Capital gains	(0.00	)*	(0.00)	(0.00)

Total distributions	(0.10)		(0.19)	(0.01)

Net asset value, end of period	$10.27		$10.23	$10.05

Total return(2)	1.40%		3.70%	0.61%
Net assets, end of period (in millions)	$106		$113	$4
Ratio of expenses to average net assets including voluntary expense waiver	1.27	%(3)	1.25%	0.09%
Ratio of net investment income to average net assets including voluntary expense waiver	1.92	%(3)	1.87%	0.13%
Ratio of expenses to average net assets excluding voluntary expense waiver	N/A	(4)	1.28%	0.59%
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	N/A	(4)	1.84%	-0.37%
Portfolio turnover rate	15%		24%	3%

*Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

LIMITED-TERM BOND FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 3-31-04		For the fiscal year ended 9-30-03	For the period from 9-3-02(1) to 9-30-02

Net asset value, beginning of period	$10.23		$10.05	$10.00

Income from investment operations:
Net investment income	0.05		0.10	0.01
Net realized and unrealized gain on investments	0.04		0.18	0.05

Total from investment operations	0.09		0.28	0.06

Less distributions from:
Net investment income	(0.05)		(0.10)	(0.01)
Capital gains	(0.00	)*	(0.00)	(0.00)

Total distributions	(0.05)		(0.10)	(0.01)

Net asset value, end of period	$10.27		$10.23	$10.05

Total return	0.94%		2.78%	0.55%
Net assets, end of period (000's omitted)	$8,851		$10,155	$309
Ratio of expenses to average net assets including voluntary expense waiver	2.18	%(2)	2.15%	0.15%
Ratio of net investment income to average net assets including voluntary expense waiver	1.01	%(2)	0.97%	0.07%
Ratio of expenses to average net assets excluding voluntary expense waiver	N/A	(3)	2.18%	0.65%
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	N/A	(3)	0.94%	-0.43%
Portfolio turnover rate	15%		24%	3%

*Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Annualized.
(3)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

LIMITED-TERM BOND FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 3-31-04		For the fiscal year ended 9-30-03	For the period from 9-3-02(1) to 9-30-02

Net asset value, beginning of period	$10.23		$10.05	$10.00

Income from investment operations:
Net investment income	0.06		0.09	0.01
Net realized and unrealized gain on investments	0.04		0.18	0.05

Total from investment operations	0.10		0.27	0.06

Less distributions from:
Net investment income	(0.06)		(0.09)	(0.01)
Capital gains	(0.00	)*	(0.00)	(0.00)

Total distributions	(0.06)		(0.09)	(0.01)

Net asset value, end of period	$10.27		$10.23	$10.05

Total return	0.99%		2.73%	0.55%
Net assets, end of period (000's omitted)	$6,964		$6,946	$66
Ratio of expenses to average net assets including voluntary expense waiver	2.07	%(2)	2.11%	0.15%
Ratio of net investment income to average net assets including voluntary expense waiver	1.12	%(2)	1.01%	0.07%
Ratio of expenses to average net assets excluding voluntary expense waiver	N/A	(3)	2.14%	0.65%
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	N/A	(3)	0.98%	-0.43%
Portfolio turnover rate	15%		24%	3%

*Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Annualized.
(3)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

LIMITED-TERM BOND FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 3-31-04		For the fiscal year ended 9-30-03	For the period from 9-3-02(1) to 9-30-02

Net asset value, beginning of period	$10.23		$10.05	$10.00

Income from investment operations:
Net investment income	0.12		0.23	0.01
Net realized and unrealized gain on investments	0.04		0.18	0.05

Total from investment operations	0.16		0.41	0.06

Less distributions from:
Net investment income	(0.12)		(0.23)	(0.01)
Capital gains	(0.00	)*	(0.00)	(0.00)

Total distributions	(0.12)		(0.23)	(0.01)

Net asset value, end of period	$10.27		$10.23	$10.05

Total return	1.62%		4.10%	0.63%
Net assets, end of period (in millions)	$12		$11	$7
Ratio of expenses to average net assets including voluntary expense waiver	0.80	%(2)	0.88%	0.07%
Ratio of net investment income to average net assets including voluntary expense waiver	2.39	%(2)	2.27%	0.13%
Ratio of expenses to average net assets excluding voluntary expense waiver	N/A	(3)	0.91%	0.57%
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	N/A	(3)	2.24%	-0.37%
Portfolio turnover rate	15%		24%	3%

*Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Annualized.
(3)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2004

NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors Fixed Income Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues two series of capital shares; each series represents ownership of a separate mutual fund. The assets belonging to each Fund are held separately by the custodian. The capital shares of each Fund represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Restricted securities and securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value.

B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis and includes differences between cost and face amount on principal reductions of securities. See Note 3 - Investment Security Transactions.

C. Federal income taxes - It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.

D. Dividends and distributions - For each Fund, all of that Fund's net investment income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, net operating losses and expiring capital loss carryovers.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Corporation's investment manager. The Corporation pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. The fee is payable by each Fund at the following annual rates:

Fund	Net Asset Breakpoints	Annual Rate

Government Securities	Up to $500 Million	0.500%
Fund	Over $500 Million up to $1 Billion	0.450%
	Over $1 Billion up to $1.5 Billion	0.400%
	Over $1.5 Billion	0.350%

Limited-Term Bond Fund	Up to $500 Million	0.500%
	Over $500 Million up to $1 Billion	0.450%
	Over $1 Billion up to $1.5 Billion	0.400%
	Over $1.5 Billion	0.350%

However, WRIMCO has agreed to waive a Fund's management fee on any day that the Fund's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver.

The Corporation has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing bookkeeping and accounting services and assistance to the Corporation, including maintenance of each Fund's records, pricing of each Fund's shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. For these services, each of the Funds pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee
Average Net Asset Level (in millions)			Annual Fee Rate for Each Level

From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, for each class of shares in excess of one, each Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Each Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

For Class A, Class B and Class C shares, the Corporation pays WRSCO a per account charge for shareholder servicing. The monthly fee is as follows for each Fund: $1.6958 for each shareholder account which was in existence at any time during the prior month and, for Class A shares, $.75 for each shareholder check drawn on the checking account of the Fund. With respect to Class Y shares, the Corporation pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Corporation also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Corporation's shares, W&R receives gross sales commissions (which are not an expense of the Corporation) for Class A shares. A contingent deferred sales charge ("CDSC") may be assessed against a shareholder's redemption amount of Class B and Class C shares and is paid to W&R. During the period ended March 31, 2004, W&R received the following amounts in gross sales commissions and deferred sales charges.

	Gross Sales Commissions	CDSC
		Class B	Class C

Government Securities Fund	$378,528	$85,757	$8,131
Limited-Term Bond Fund	330,824	27,607	4,067

With respect to Class A, Class B and Class C shares, W&R pays sales commissions and all expenses in connection with the sale of the Corporation's shares, except for registration fees and related expenses. During the period ended March 31, 2004, W&R paid the following amounts: Government Securities Fund - $260,100 and Limited-Term Bond Fund - $234,967.

Under a Distribution and Service Plan for Class A shares adopted by the Corporation pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Corporation for Class B and Class C shares, respectively, each Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Corporation paid Directors' fees of $11,491, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Security Transactions

Investment securities transactions for the period ended March 31, 2004 are summarized as follows:

	Government Securities Fund	Limited-Term Bond Fund

Purchases of investment securities, excluding short-term and U.S. Government obligations	$-	$7,074,632
Purchases of U.S. Government obligations	26,223,816	12,527,581
Purchases of short-term securities	615,635,483	200,797,274
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. Government obligations	-	18,677,179
Proceeds from U.S. Government obligations	79,617,300	11,188,156
Proceeds from maturities and sales of short-term securities	620,361,238	199,185,566

For Federal income tax purposes, cost of investments owned at March 31, 2004 and the related appreciation (depreciation) were as follows:

	Cost	Appreciation	Depreciation	Aggregate Appreciation

Government Securities Fund	$279,615,703	$9,319,895	$435,422	$8,884,473
Limited-Term Bond Fund	130,517,800	1,901,371	6,902	1,894,469

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Funds' distributed and undistributed earnings and profit for the fiscal year ended September 30, 2003 and the related capital loss carryover and post-October activity were as follows:

	Government Securities Fund	Limited- Term Bond Fund

Net ordinary income	$14,893,771	$1,553,413
Distributed ordinary income	14,861,251	1,540,705
Undistributed ordinary income*	79,456	13,239

Realized long-term capital gains	1,071,996	-
Distributed long-term capital gains	-	-
Undistributed long-term capital gains*	1,071,996	-

Capital loss carryover	-	-

Post-October losses deferred	-	43,423

*This entire amount was distributed prior to March 31, 2004.

Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

NOTE 5 - Multiclass Operations

Each Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock for the six months ended March 31, 2004 are summarized below. Amounts are in thousands.

	Government Securities Fund	Limited- Term Bond Fund

Shares issued from sale of shares:
Class A	4,413	3,831
Class B	351	252
Class C	324	280
Class Y	61	201
Shares issued from reinvestment of dividends:
Class A	1,009	107
Class B	77	5
Class C	52	4
Class Y	17	14
Shares redeemed:
Class A	(14,099)	(4,656)
Class B	(1,358)	(387)
Class C	(1,152)	(285)
Class Y	(100)	(82)

Decrease in outstanding capital shares	(10,405)	(716)

Value issued from sale of shares:
Class A	$25,019	$39,070
Class B	1,989	2,564
Class C	1,835	2,853
Class Y	348	2,052
Value issued from reinvestment of dividends:
Class A	5,718	1,094
Class B	433	53
Class C	293	42
Class Y	96	144
Value redeemed:
Class A	(79,866)	(47,521)
Class B	(7,695)	(3,950)
Class C	(6,525)	(2,906)
Class Y	(565)	(833)

Decrease in outstanding capital	$(58,920)	$(7,338)

Transactions in capital stock for the fiscal period ended September 30, 2003 are summarized below. Amounts are in thousands.

	Government Securities Fund	Limited- Term Bond Fund

Shares issued from sale of shares:
Class A	34,465	13,520
Class B	3,308	1,190
Class C	2,621	876
Class Y	400	501
Shares issued from reinvestment of dividends:
Class A	2,124	121
Class B	157	5
Class C	119	3
Class Y	48	20
Shares redeemed:
Class A	(36,866)	(3,062)
Class B	(3,232)	(234)
Class C	(3,067)	(207)
Class Y	(1,098)	(92)

Increase in outstanding capital shares	(1,021)	12,641

Value issued from sale of shares:
Class A	$198,292	$137,198
Class B	19,022	12,077
Class C	15,082	8,897
Class Y	2,292	5,078
Value issued from reinvestment of dividends:
Class A	12,188	1,228
Class B	899	54
Class C	681	35
Class Y	273	201
Value redeemed:
Class A	(211,401)	(31,149)
Class B	(18,543)	(2,382)
Class C	(17,562)	(2,105)
Class Y	(6,378)	(931)

Increase in outstanding capital	$(5,155)	$128,201

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Fixed Income Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Waddell & Reed Advisors Government Securities Fund and Waddell & Reed Advisors Limited-Term Bond Fund (collectively the "Funds") comprising Waddell & Reed Advisors Fixed Income Funds, Inc., as of March 31, 2004, and the related statements of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended September 30, 2003, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the respective Funds comprising Waddell & Reed Advisors Fixed Income Funds, Inc. as of March 31, 2004, the results of their operations for the six-month period then ended, the changes in their net assets for the six-month period then ended and the fiscal year ended September 30, 2003, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
May 14, 2004

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

This page for your notes and calculations.

The Waddell & Reed Advisors Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund, Inc.

FOR MORE INFORMATION:

Contact your financial advisor, or your
local office as listed on your
Account Statement, or contact:

WADDELL & REED
CLIENT SERVICES
6300 Lamar Avenue
P.O. Box 29217
Shawnee Mission, KS 66201-9217
(888) WADDELL
(888) 923-3355

Our INTERNET address is:
http://www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus carefully before investing.

NUR1011SA

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Required in annual report only.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Fixed Income Funds, Inc.
(Registrant)

By         /s/Kristen A. Richards
         Kristen A. Richards, Vice President and Secretary

Date June 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By         /s/Henry J. Herrmann
         Henry J. Herrmann, President and Principal Executive Officer

Date June 8, 2004

By         /s/Theodore W. Howard
         Theodore W. Howard, Treasurer and Principal Financial Officer

Date June 8, 2004